UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jerome Crown
Title:  Chief Financial Officer
Phone:  212-586-6566


Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              August 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $69,802
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                 TITLE                         VALUE      SHARES/   SH/    PUT/    INVSTMT    OTHER     VTNG AUTHTY
NAME OF ISSUER                 OF CLASS            CUSIP      (X$1000)      PRN     PRN    CALL    DSCRETN     MGRS        SOLE
ACCESS INTEGRATED TECHNLGS       CL A          004329108        104        10600     SH              SOLE                  10600
AMERICAN ITALIAN PASTA CO        CL A          027070101         89        10339     SH              SOLE                  10339
AMERICAN OIL & GAS NEW            COM          028723104         74        14200     SH              SOLE                  14200
AMERICAN RETIREMENT CORP          COM          028913101        291         8894     SH              SOLE                   8894
ARBINET-THE EXCHANGE INC          COM          03875P100         59        10600     SH              SOLE                  10600
ATARI INC                         COM          04651M105         29        50000     SH              SOLE                  50000
AVI BIOPHARMA INC                 COM          002346104         71        18806     SH              SOLE                  18806
AVIGEN INC                        COM          053690103        108        20927     SH              SOLE                  20927
BIOLASE TECHNOLOGY INC            COM          090911108         98        11700     SH              SOLE                  11700
EQUITY INNS INC                   COM          294703103        177        10700     SH              SOLE                  10700
EXIDE TECHNOLOGIES              COM NEW        302051206         86        20000     SH              SOLE                  20000
FALCONSTOR SOFTWARE INC           COM          306137100         77        11000     SH              SOLE                  11000
FLOW INTL CORP                    COM          343468104        167        11900     SH              SOLE                  11900
GREY WOLF INC                     COM          397888108        145        18858     SH              SOLE                  18858
HOKU SCIENTIFIC INC               COM          434712105         34        11000     SH              SOLE                  11000
INTERDIGITAL COMMUNICATIONS       COM          45866A105        202         5800     SH              SOLE                   5800
INTERNATIONAL DISPLAYWORKS        COM          459412102        130        25000     SH              SOLE                  25000
LAKES ENTMT INC                   COM          51206P109        125        10300     SH              SOLE                  10300
LIFECELL CORP                     COM          531927101        275         8900     SH              SOLE                   8900
NAVISITE INC                    COM NEW        63935M208         53        11839     SH              SOLE                  11839
PARLUX FRAGRANCES INC             COM          701645103         99        10200     SH              SOLE                  10200
PLAYTEX PRODS INC                 COM          72813P100        131        12600     SH              SOLE                  12600
SALTON INC                        COM          795757103         37        15500     SH              SOLE                  15500
SMITH & WESSON HLDG CORP          COM          831756101         86        10500     SH              SOLE                  10500
SONIC INNOVATIONS INC             COM          83545M109         70        15600     SH              SOLE                  15600
SPDR TR                       UNIT SER 1       78462F103      66796       525000     SH              SOLE                 525000
USEC INC                          COM          90333E108        172        14500     SH              SOLE                  14500
VALENCE TECHNOLOGY INC            COM          918914102         17        10067     SH              SOLE                  10067

                                               Total           69802
                                               (in thousands)










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